UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Small-Cap Stock Fund

Investor Class (OTCFX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$96	0.92%

What drove fund performance during the past 12 months?

  Small- cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of non-invasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,984	10,097	9,848
2016	10,404	10,362	10,222
2016	11,039	10,818	11,146
2016	11,857	11,274	12,131
2017	12,272	11,921	12,430
2017	12,562	12,280	12,736
2017	13,214	12,842	13,458
2017	13,668	13,656	13,908
2018	13,923	13,568	13,896
2018	14,849	14,095	14,973
2018	15,780	15,099	15,509
2018	13,225	12,940	12,376
2019	15,547	14,757	14,181
2019	16,428	15,361	14,478
2019	16,444	15,540	14,130
2019	17,672	16,954	15,535
2020	13,044	13,410	10,779
2020	16,365	16,364	13,519
2020	17,730	17,871	14,185
2020	22,100	20,495	18,636
2021	23,957	21,796	21,002
2021	25,323	23,592	21,904
2021	25,074	23,568	20,949
2021	25,888	25,754	21,397
2022	22,937	24,395	19,787
2022	19,434	20,321	16,385
2022	19,018	19,413	16,026
2022	19,808	20,808	17,024
2023	20,487	22,302	17,491
2023	21,536	24,172	18,401
2023	20,298	23,386	17,457
2023	23,261	26,209	19,906
2024	24,556	28,835	20,938
2024	23,421	29,762	20,251
2024	25,599	31,616	22,129
2024	25,967	32,448	22,203
2025	24,452	30,916	20,099
2025	26,037	34,314	21,807
2025	27,746	37,120	24,510
2025	28,123	38,012	25,047

202501-4140694, 202601-5113174

F65-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Investor Class)	8.30%	4.94%	10.89%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,111,869
  Number of Portfolio Holdings289
  Investment Advisory Fees Paid (000s)$41,255
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.2%
Industrials & Business Services	20.4
Financials	18.8
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	2.9

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.4
PennyMac Financial Services	1.3
Dyne Therapeutics	1.3
Mirion Technologies	1.3
Elanco Animal Health	1.3
RBC Bearings	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

Investor Class (OTCFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Stock Fund

Advisor Class (PASSX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$122	1.17%

What drove fund performance during the past 12 months?

  Small- cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of non-invasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,976	10,097	9,848
2016	10,392	10,362	10,222
2016	11,017	10,818	11,146
2016	11,827	11,274	12,131
2017	12,234	11,921	12,430
2017	12,515	12,280	12,736
2017	13,155	12,842	13,458
2017	13,596	13,656	13,908
2018	13,843	13,568	13,896
2018	14,753	14,095	14,973
2018	15,665	15,099	15,509
2018	13,121	12,940	12,376
2019	15,416	14,757	14,181
2019	16,279	15,361	14,478
2019	16,282	15,540	14,130
2019	17,486	16,954	15,535
2020	12,896	13,410	10,779
2020	16,169	16,364	13,519
2020	17,506	17,871	14,185
2020	21,809	20,495	18,636
2021	23,619	21,796	21,002
2021	24,951	23,592	21,904
2021	24,689	23,568	20,949
2021	25,470	25,754	21,397
2022	22,550	24,395	19,787
2022	19,094	20,321	16,385
2022	18,677	19,413	16,026
2022	19,437	20,808	17,024
2023	20,093	22,302	17,491
2023	21,103	24,172	18,401
2023	19,874	23,386	17,457
2023	22,764	26,209	19,906
2024	24,016	28,835	20,938
2024	22,892	29,762	20,251
2024	25,004	31,616	22,129
2024	25,347	32,448	22,203
2025	23,855	30,916	20,099
2025	25,383	34,314	21,807
2025	27,032	37,120	24,510
2025	27,383	38,012	25,047

202501-4140694, 202601-5113174

F265-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Advisor Class)	8.04%	4.66%	10.60%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,111,869
  Number of Portfolio Holdings289
  Investment Advisory Fees Paid (000s)$41,255
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.2%
Industrials & Business Services	20.4
Financials	18.8
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	2.9

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.4
PennyMac Financial Services	1.3
Dyne Therapeutics	1.3
Mirion Technologies	1.3
Elanco Animal Health	1.3
RBC Bearings	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

Advisor Class (PASSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Stock Fund

I Class (OTIIX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$80	0.77%

What drove fund performance during the past 12 months?

  Small- cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of non-invasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	499,353	504,841	492,407
2016	520,591	518,121	511,079
2016	552,577	540,907	557,310
2016	593,766	563,676	606,540
2017	614,774	596,049	621,496
2017	629,572	614,023	636,807
2017	662,338	642,092	672,905
2017	685,383	682,784	695,381
2018	698,456	678,383	694,796
2018	745,144	704,764	748,669
2018	792,120	754,971	775,443
2018	664,103	646,994	618,792
2019	780,900	737,854	709,037
2019	825,463	768,069	723,892
2019	826,589	776,999	706,513
2019	888,586	847,685	776,738
2020	656,205	670,521	538,942
2020	823,356	818,221	675,934
2020	892,323	893,559	709,270
2020	1,112,617	1,024,747	931,782
2021	1,206,437	1,089,787	1,050,109
2021	1,275,540	1,179,583	1,095,186
2021	1,263,356	1,178,384	1,047,432
2021	1,304,736	1,287,709	1,069,863
2022	1,156,420	1,219,738	989,346
2022	980,049	1,016,027	819,226
2022	959,475	970,666	801,309
2022	999,760	1,040,379	851,221
2023	1,034,214	1,115,082	874,525
2023	1,087,550	1,208,602	920,047
2023	1,025,260	1,169,276	872,866
2023	1,175,303	1,310,429	995,323
2024	1,241,127	1,441,725	1,046,882
2024	1,184,215	1,488,091	1,012,568
2024	1,294,798	1,580,787	1,106,461
2024	1,313,780	1,622,413	1,110,162
2025	1,237,846	1,545,804	1,004,930
2025	1,318,453	1,715,707	1,090,345
2025	1,405,602	1,855,986	1,225,491
2025	1,425,253	1,900,583	1,252,339

202501-4140694, 202601-5113174

F525-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (I Class)	8.48%	5.08%	11.04%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,111,869
  Number of Portfolio Holdings289
  Investment Advisory Fees Paid (000s)$41,255
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.2%
Industrials & Business Services	20.4
Financials	18.8
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	2.9

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.4
PennyMac Financial Services	1.3
Dyne Therapeutics	1.3
Mirion Technologies	1.3
Elanco Animal Health	1.3
RBC Bearings	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

I Class (OTIIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Stock Fund

Z Class (TRZZX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Small- cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of non-invasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,072	10,865	11,127
6/30/20	13,919	13,259	13,955
9/30/20	15,115	14,480	14,643
12/31/20	18,882	16,606	19,237
3/31/21	20,509	17,659	21,680
6/30/21	21,726	19,115	22,610
9/30/21	21,561	19,095	21,624
12/31/21	22,307	20,867	22,088
3/31/22	19,808	19,765	20,425
6/30/22	16,822	16,464	16,913
9/30/22	16,500	15,729	16,543
12/31/22	17,224	16,859	17,574
3/31/23	17,857	18,069	18,055
6/30/23	18,811	19,585	18,995
9/30/23	17,770	18,948	18,020
12/31/23	20,408	21,235	20,549
3/31/24	21,594	23,362	21,613
6/30/24	20,643	24,114	20,905
9/30/24	22,615	25,616	22,843
12/31/24	22,992	26,290	22,919
3/31/25	21,701	25,049	20,747
6/30/25	23,159	27,802	22,510
9/30/25	24,736	30,075	25,300
12/31/25	25,137	30,798	25,855

202501-4140694, 202601-5113174

F1268-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Small-Cap Stock Fund (Z Class)	9.33%	5.89%	17.24%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	17.81

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,111,869
  Number of Portfolio Holdings289
  Investment Advisory Fees Paid (000s)$41,255
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.2%
Industrials & Business Services	20.4
Financials	18.8
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	2.9

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.4
PennyMac Financial Services	1.3
Dyne Therapeutics	1.3
Mirion Technologies	1.3
Elanco Animal Health	1.3
RBC Bearings	1.3

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Small-Cap Stock Fund

Z Class (TRZZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund
PASSX Small-Cap Stock Fund
.
Advisor Class
OTIIX Small-Cap Stock Fund
.
I Class
TRZZX Small-Cap Stock Fund
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 56.21 $ 58.00 $ 51.34 $ 69.75 $ 63.91
Investment activities
Net investment income
(loss)
(1)(2)
(0.06) (0.01) 0.08 (0.03) (0.13)
Net realized and unrealized
gain/loss 4.85 7.21 8.79 (16.26) 10.91
Total from investment
activities 4.79 7.20 8.87 (16.29) 10.78
Distributions
Net investment income  (0.28) (0.13)
Net realized gain (4.06) (8.71) (2.08) (2.12) (4.94)
Total distributions (4.06) (8.99) (2.21) (2.12) (4.94)
NET ASSET VALUE
End of period $ 56.94 $ 56.21 $ 58.00 $ 51.34 $ 69.75

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8.30% 11.64% 17.43% (23.49)% 17.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.92% 0.90% 0.90% 0.91% 0.85%
Net expenses after
waivers/payments by Price
Associates 0.92% 0.90% 0.90% 0.91% 0.85%
Net investment income (loss) (0.10)% (0.01)% 0.15% (0.05)% (0.18)%
Portfolio turnover rate 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of period (in
millions) $2,245 $2,440 $2,676 $2,394 $5,249
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 55.21 $ 57.13 $ 50.62 $ 68.99 $ 63.23
Investment activities
Net investment loss
(1)(2)
(0.20) (0.16) (0.07) (0.17) (0.34)
Net realized and unrealized
gain/loss 4.76 7.09 8.66 (16.08) 10.79
Total from investment
activities 4.56 6.93 8.59 (16.25) 10.45
Distributions
Net investment income  (0.14)
Net realized gain (4.06) (8.71) (2.08) (2.12) (4.69)
Total distributions (4.06) (8.85) (2.08) (2.12) (4.69)
NET ASSET VALUE
End of period $ 55.71 $ 55.21 $ 57.13 $ 50.62 $ 68.99
Ratios/Supplemental Data
Total return
(2)(3)
8.04% 11.34% 17.12% (23.69)% 16.79%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.17% 1.15% 1.17% 1.17% 1.15%
Net expenses after
waivers/payments by Price
Associates 1.17% 1.15% 1.17% 1.17% 1.15%
Net investment loss (0.35)% (0.27)% (0.13)% (0.31)% (0.48)%
Portfolio turnover rate 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of period (in
thousands) $38,426 $46,955 $57,626 $65,259 $105,183
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 56.23 $ 58.03 $ 51.36 $ 69.76 $ 63.92
Investment activities
Net investment income
(loss)
(1)(2)
0.03 0.07 0.15 0.07 (0.05)
Net realized and unrealized
gain/loss 4.86 7.22 8.78 (16.28) 10.91
Total from investment
activities 4.89 7.29 8.93 (16.21) 10.86
Distributions
Net investment income (0.02) (0.38) (0.18) (0.07)
Net realized gain (4.06) (8.71) (2.08) (2.12) (5.02)
Total distributions (4.08) (9.09) (2.26) (2.19) (5.02)
NET ASSET VALUE
End of period $ 57.04 $ 56.23 $ 58.03 $ 51.36 $ 69.76
Ratios/Supplemental Data
Total return
(2)(3)
8.48% 11.78% 17.56% (23.37)% 17.27%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.77% 0.77% 0.78% 0.77% 0.75%
Net expenses after waivers/
payments by Price Associates 0.77% 0.77% 0.78% 0.77% 0.75%
Net investment income (loss) 0.05% 0.12% 0.27% 0.12% (0.08)%
Portfolio turnover rate 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of period (in
millions) $3,419 $3,448 $3,340 $2,987 $2,385
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 56.45 $ 58.16 $ 51.43 $ 69.79 $ 63.93
Investment activities
Net investment income
(1)(2)
0.47 0.54 0.57 0.50 0.48
Net realized and unrealized
gain/loss 4.93 7.30 8.84 (16.29) 10.92
Total from investment
activities 5.40 7.84 9.41 (15.79) 11.40
Distributions
Net investment income (0.45) (0.84) (0.60) (0.45) (0.30)
Net realized gain (4.06) (8.71) (2.08) (2.12) (5.24)
Total distributions (4.51) (9.55) (2.68) (2.57) (5.54)
NET ASSET VALUE
End of period $ 57.34 $ 56.45 $ 58.16 $ 51.43 $ 69.79
Ratios/Supplemental Data
Total return
(2)(3)
9.33% 12.66% 18.49% (22.79)% 18.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.74% 0.74% 0.74% 0.74%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 0.82% 0.89% 1.05% 0.87% 0.67%
Portfolio turnover rate 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of period (in
millions) $2,410 $2,558 $3,389 $2,971 $3,983
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2025

Portfolio of Investments
Shares $ Value
(Cost and value in $000s)
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  1.3%
Diversified Telecommunication Services  0.5%
GCI Liberty, Class C (1) 115,000 4,279
Uniti Group (1) 5,284,782 37,046
41,325
Entertainment  0.8%
Atlanta Braves Holdings, Class C (1) 680,192 26,834
Madison Square Garden Sports (1) 151,209 39,110
65,944
Interactive Media & Services  0.0%
Reddit, Class A (1) 4,451 1,023
1,023
Total Communication Services 108,292
CONSUMER DISCRETIONARY  7.9%
Automobile Components  0.1%
Patrick Industries  94,257 10,220
10,220
Broadline Retail  0.3%
Savers Value Village (1) 2,868,340 26,790
26,790
Diversified Consumer Services  2.2%
Duolingo (1) 4,289 753
Liberty Live Holdings, Class C (1) 2,134,886 177,537
178,290
Hotels, Restaurants & Leisure  3.3%
Black Rock Coffee Bar, Class A (1) 345,544 7,688
Cava Group (1) 15,696 921
Dutch Bros, Class A (1) 441,480 27,028
Life Time Group Holdings (1) 1,075,404 28,584
Planet Fitness, Class A (1) 885,966 96,101
Red Rock Resorts, Class A  142,832 8,849
Sportradar Group, Class A (1) 1,209,797 28,757

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 13,056
Wingstop  126,170 30,090
Wyndham Hotels & Resorts  376,972 28,484
269,558
Household Durables  0.3%
Installed Building Products  102,260 26,525
26,525
Specialty Retail  1.0%
Boot Barn Holdings (1) 87,900 15,512
Burlington Stores (1) 92,105 26,605
Floor & Decor Holdings, Class A (1) 460,789 28,057
Urban Outfitters (1) 173,483 13,056
83,230
Textiles, Apparel & Luxury Goods  0.7%
Birkenstock Holding (1) 1,120,691 45,836
Kontoor Brands  164,692 10,061
55,897
Total Consumer Discretionary 650,510
CONSUMER STAPLES  1.4%
Consumer Staples Distribution & Retail  1.0%
BJ's Wholesale Club Holdings (1) 299,389 26,954
Grocery Outlet Holding (1) 4,654,840 47,014
PriceSmart  75,991 9,322
83,290
Food Products  0.1%
BRC, Class A (1) 3,563,154 3,955
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $10,490 (1)(2)(5) 568,149
Simply Good Foods (1) 269,828 5,418
9,373
Personal Care Products  0.2%
Olaplex Holdings (1) 10,222,402 13,698
13,698

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Tobacco  0.1%
Turning Point Brands  63,600 6,894
6,894
Total Consumer Staples 113,255
ENERGY  3.1%
Energy Equipment & Services  1.2%
Cactus, Class A  195,891 8,948
National Energy Services Reunited (1) 181,100 2,836
TechnipFMC  1,342,550 59,824
Weatherford International  347,363 27,185
98,793
Oil, Gas & Consumable Fuels  1.9%
Cenovus Energy (CAD)  3,022,718 51,137
Denison Mines (CAD) (1) 274,300 727
Golar LNG  1,052,863 39,177
Range Resources  25,064 884
Secure Waste Infrastructure (CAD)  2,217,216 27,898
Uranium Energy (1) 634,800 7,414
Viper Energy, Class A  693,648 26,796
154,033
Total Energy 252,826
FINANCIALS  18.7%
Banks  9.9%
Atlantic Union Bankshares  352,800 12,454
Banc of California  2,971,256 57,316
Blue Foundry Bancorp (1) 536,577 6,670
Columbia Banking System  2,189,992 61,210
CRB Group, Acquisition Date: 4/14/22 - 8/26/25,
Cost $4,372 (1)(2)(5) 52,102 5,478
Dime Community Bancshares  988,391 29,741
East West Bancorp  686,325 77,136
Eastern Bankshares  3,173,355 58,485
Equity Bancshares, Class A  663,705 29,634
FB Financial  678,320 37,850
Five Star Bancorp  890,156 31,850

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Flagstar Bank  2,309,986 29,083
Home BancShares  957,065 26,587
Kearny Financial  1,198,686 8,882
Live Oak Bancshares  968,147 33,256
OceanFirst Financial  970,500 17,421
Pinnacle Financial Partners  421,264 40,193
Prosperity Bancshares  597,413 41,287
Renasant  574,763 20,243
SOUTHSTATE BANK  666,362 62,711
Texas Capital Bancshares (1) 627,372 56,802
USCB Financial Holdings  591,014 10,887
Western Alliance Bancorp  559,477 47,035
802,211
Capital Markets  3.3%
Cboe Global Markets  161,982 40,657
Etoro Group, Class A (1) 526,682 18,502
Hamilton Lane, Class A  303,221 40,726
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $11,753 (1)
(2)(5) 839,506 11,753
Miami International Holdings (1) 1,058,300 46,967
PJT Partners, Class A  66,693 11,151
StepStone Group, Class A  194,363 12,472
Stifel Financial  6,832 856
StoneX Group (1) 400,502 38,100
TMX Group (CAD)  1,087,102 41,368
Wealthfront (1) 482,045 6,551
269,103
Financial Services  2.7%
HA Sustainable Infrastructure Capital  831,370 26,130
Marqeta, Class A (1) 8,299,732 39,424
PennyMac Financial Services  818,053 107,852
Rocket, Class A  2,419,286 46,837
220,243
Insurance  2.8%
Definity Financial (CAD)  557,276 30,829

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Goosehead Insurance, Class A  641,934 47,278
Hagerty, Class A (1) 1,173,847 15,776
Neptune Insurance Holdings, Class A (1) 1,452,742 42,362
RLI  306,969 19,640
Root, Class A (1) 263,901 19,062
TWFG (1) 888,845 25,572
White Mountains Insurance Group  13,114 27,251
227,770
Total Financials 1,519,327
HEALTH CARE  20.8%
Biotechnology  10.6%
Apogee Therapeutics (1) 276,353 20,859
Arcellx (1) 917,838 59,843
Bicara Therapeutics (1) 1,414,538 23,807
Black Diamond Therapeutics (1) 2,650,444 6,441
Caris Life Sciences (1) 1,583,517 42,723
CG oncology (1) 151,800 6,303
Cytokinetics (1) 1,550,222 98,501
Denali Therapeutics (1) 2,179,111 35,977
Dyne Therapeutics (1) 5,438,301 106,373
Erasca (1) 3,024,888 11,253
Immatics (1) 5,218,305 54,792
Immunocore Holdings, ADR (1) 2,086,875 72,435
Immunome (1) 5,127,736 110,144
Immunovant (1) 1,738,969 44,205
Ionis Pharmaceuticals (1) 101,823 8,055
Kodiak Sciences (1) 181,157 5,065
Kymera Therapeutics (1) 240,660 18,726
MapLight Therapeutics (1) 487,752 8,567
Nuvalent, Class A (1) 353,459 35,555
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $11,340 (1)(5)(6) 1,133,948 13,298
Praxis Precision Medicines (1) 114,739 33,818
Prime Medicine (1) 1,223,042 4,244
Revolution Medicines (1) 106,844 8,510

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $  (1)(2)(5) 143,009 1,042
Vaxcyte (1) 358,199 16,527
Xenon Pharmaceuticals (1) 210,906 9,453
856,516
Health Care Equipment & Supplies  2.6%
iRadimed  52,917 5,148
Masimo (1) 667,080 86,760
Neogen (1) 2,520,125 17,616
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(2)(5) 3,701,604 1,148
Penumbra (1) 1,481 460
PROCEPT BioRobotics (1) 1,321,545 41,576
QuidelOrtho (1) 1,554,039 44,383
Ypsomed Holding (CHF)  41,897 17,237
214,328
Health Care Providers & Services  3.5%
Alignment Healthcare (1) 4,046,539 79,919
Billiontoone, Class A (1) 45,122 3,693
BrightSpring Health Services (1) 1,768,769 66,240
Ensign Group  88,300 15,382
GeneDx Holdings (1) 165,098 21,473
HealthEquity (1) 4,780 438
Lumexa Imaging Holdings (1) 894,890 16,555
Molina Healthcare (1) 144,066 25,001
Oscar Health, Class A (1) 1,728,513 24,839
RadNet (1) 345,862 24,677
Surgery Partners (1) 211,100 3,262
281,479
Life Sciences Tools & Services  2.8%
BioLife Solutions (1) 2,180,840 52,733
Bio-Rad Laboratories, Class A (1) 25,420 7,702
Bio-Techne  428,009 25,171
Maravai LifeSciences Holdings, Class A (1) 2,160,853 7,023
Personalis (1) 3,557,793 28,320
Repligen (1) 249,889 40,947

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Sotera Health (1) 2,230,898 39,353
Stevanato Group  1,186,962 23,881
225,130
Pharmaceuticals  1.3%
Axsome Therapeutics (1) 4,298 785
Elanco Animal Health (1) 4,569,352 103,404
104,189
Total Health Care 1,681,642
INDUSTRIALS & BUSINESS SERVICES  20.1%
Aerospace & Defense  4.0%
Beta Technologies, Class A (1) 561,623 15,843
Karman Holdings (1) 353,218 25,845
Kratos Defense & Security Solutions (1) 278,916 21,173
Leonardo DRS  191,209 6,518
Loar Holdings (1) 1,055,790 71,794
Mercury Systems (1) 435,296 31,781
VSE  865,302 149,498
322,452
Building Products  1.4%
Advanced Drainage Systems  54,282 7,862
AZZ  548,696 58,809
CSW Industrials  119,306 35,020
Simpson Manufacturing  48,143 7,773
109,464
Commercial Services & Supplies  1.2%
Casella Waste Systems, Class A (1) 505,280 49,487
MSA Safety  169,345 27,119
OPENLANE (1) 657,528 19,581
96,187
Construction & Engineering  2.4%
API Group (1) 2,643,620 101,145
Arcosa  456,868 48,574
MYR Group (1) 79,881 17,454

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
WillScot Holdings  1,480,100 27,870
195,043
Ground Transportation  0.5%
Saia (1) 136,095 44,438
44,438
Machinery  7.3%
Albany International, Class A  91,300 4,629
Alliance Laundry Holdings (1) 512,054 10,420
Atmus Filtration Technologies  724,391 37,603
CECO Environmental (1) 323,493 19,361
Crane  132,303 24,401
Enpro  181,487 38,862
Esab  1,038,008 115,966
ESCO Technologies  73,343 14,331
Federal Signal  167,479 18,187
Flowserve  252,600 17,525
Graco  331,512 27,174
JBT Marel  179,100 26,985
Kadant  34,211 9,751
Middleby (1) 232,900 34,625
RBC Bearings (1) 226,518 101,577
Spirax Group (GBP)  291,218 26,616
SPX Technologies (1) 144,969 29,003
Standex International  71,242 15,479
Weir Group (GBP)  431,612 16,498
588,993
Professional Services  1.0%
Booz Allen Hamilton Holding  166,600 14,055
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(5) 568,563 5,060
Parsons (1) 681,235 42,100
UL Solutions, Class A  233,700 18,430
79,645
Trading Companies & Distributors  2.3%
Diploma (GBP)  362,137 25,766

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
FTAI Aviation  154,622 30,437
QXO (1) 2,905,951 56,056
Rush Enterprises, Class A  176,169 9,503
SiteOne Landscape Supply (1) 461,297 57,459
Xometry, Class A (1) 119,191 7,088
186,309
Total Industrials & Business Services 1,622,531
INFORMATION TECHNOLOGY  12.1%
Electronic Equipment, Instruments & Components  2.8%
Advanced Energy Industries  108,196 22,653
Bel Fuse, Class B  157,084 26,646
Fabrinet (1) 10,160 4,626
Littelfuse  110,100 27,847
Mirion Technologies (1) 4,459,456 104,440
Ralliant  253,900 12,926
Teledyne Technologies (1) 53,903 27,530
226,668
IT Services  0.3%
Applied Digital (1) 1,046,747 25,666
25,666
Semiconductors & Semiconductor Equipment  5.1%
Entegris  666,439 56,147
Impinj (1) 74,757 13,008
Lattice Semiconductor (1) 1,934,023 142,305
MACOM Technology Solutions Holdings (1) 447,861 76,710
Onto Innovation (1) 121,300 19,148
Rambus (1) 305,679 28,089
Semtech (1) 626,136 46,140
SiTime (1) 61,521 21,729
Tower Semiconductor (1) 70,470 8,275
411,551
Software  3.9%
Aurora Innovation (1) 4,555,743 17,494
CCC Intelligent Solutions Holdings (1) 3,306,243 26,285

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Cellebrite DI (1) 3,288,536 59,292
Cipher Mining (1) 785,200 11,589
I3 Verticals, Class A (1) 903,940 22,770
InterDigital  76,398 24,324
JFrog (1) 561,074 35,045
nCino (1) 417,096 10,694
Netskope, Class A (1) 215,489 3,780
Onestream (1) 891,354 16,383
PAR Technology (1) 2,058,923 74,698
Riot Platforms (1) 48,168 610
Workiva (1) 142,328 12,276
315,240
Technology Hardware, Storage & Peripherals  0.0%
CompoSecure, Class A (1) 23,703 457
IonQ (1) 11,224 504
961
Total Information Technology 980,086
MATERIALS  4.5%
Chemicals  0.9%
Element Solutions  2,814,198 70,327
70,327
Construction Materials  0.5%
Knife River (1) 344,959 24,268
United States Lime & Minerals  144,709 17,327
41,595
Containers & Packaging  0.8%
AptarGroup  66,900 8,159
International Paper  1,352,568 53,278
61,437
Metals & Mining  2.0%
Capstone Copper (CAD) (1) 2,722,643 27,335
OR Royalties  2,321,173 82,146
Royal Gold  119,367 26,534

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Warrior Met Coal  302,798 26,698
162,713
Paper & Forest Products  0.3%
Louisiana-Pacific  255,862 20,663
20,663
Total Materials 356,735
REAL ESTATE  4.1%
Health Care Real Estate Investment Trusts  0.4%
CareTrust REIT, REIT  951,870 34,420
34,420
Industrial Real Estate Investment Trusts  0.8%
EastGroup Properties, REIT  126,006 22,447
Terreno Realty, REIT  664,144 38,992
61,439
Real Estate Management & Development  0.8%
Colliers International Group  285,200 41,927
FirstService  171,324 26,646
68,573
Residential Real Estate Investment Trusts  0.7%
Flagship Communities REIT (4) 1,323,339 26,467
Independence Realty Trust, REIT  1,543,926 26,988
53,455
Retail Real Estate Investment Trusts  1.1%
Curbline Properties, REIT  3,223,887 74,826
Macerich, REIT  753,991 13,919
88,745
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  727,952 26,243
26,243
Total Real Estate 332,875
UTILITIES  2.7%
Electric Utilities  1.3%
IDACORP  438,036 55,438
OGE Energy  1,189,247 50,781

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
TXNM Energy  14,559 857
107,076
Gas Utilities  0.8%
Chesapeake Utilities  540,044 67,376
67,376
Water Utilities  0.6%
California Water Service Group  732,208 31,726
Middlesex Water  380,894 19,205
50,931
Total Utilities 225,383
Total Common Stocks (Cost $6,044,315) 7,843,462
CONVERTIBLE PREFERRED STOCKS  3.1%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)
(2)(3)(4)(5) 758,455 2,564
2,564
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(5) 1,848,191 1,571
1,571
Total Consumer Discretionary 4,135
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,841 (1)(2)(5) 208,032
Total Consumer Staples
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(2)(5) 86,312 9,075
Total Financials 9,075

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE  1.4%
Biotechnology  0.3%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $8,232 (1)
(2)(5) 385,333 8,233
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $8,197 (1)(2)(5) 2,483,812 8,197
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $8,209 (1)(2)(5) 953,390 6,947
23,377
Health Care Equipment & Supplies  0.2%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(5) 5,330,753 4,411
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,246 (1)
(2)(5) 10,806,506 6,994
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,351 (1)
(2)(5) 6,722,576 4,351
15,756
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(5) 3,902,227 5,229
5,229
Life Sciences Tools & Services  0.8%
Bruker, 6.38%, 9/1/28  90,832 33,244
Cellares, Series D, Acquisition Date: 12/12/25, Cost $9,058 (1)
(2)(5) 755,640 9,058
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(5) 403,512 7,082
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $5,808 (1)(2)(5) 553,678 1,661
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(5) 497,323 7,992
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(5) 261,906 4,209
63,246
Total Health Care 107,608
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(5) 148,209 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(5) 2,061,623 7,463

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(2)
(5) 408,092 1,477
8,973
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(5) 420,147 1,227
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(5) 148,715 553
1,780
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(5) 269,870 173
173
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(5) 852,879 7,590
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(5) 1,176,033 10,467
18,057
Total Industrials & Business Services 28,983
INFORMATION TECHNOLOGY  0.8%
Electronic Equipment, Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  532,364 29,269
29,269
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(5) 293,317 428
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(5) 95,996 140
568
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,108 (1)(2)(5) 113,529 9,676
9,676
Software  0.3%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(5) 886,735 13,390
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(5) 261,432 3,997

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(5) 1,068,639 3,676
21,063
Total Information Technology 60,576
MATERIALS  0.5%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(5) 149,321 7,028
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(5) 237,759 4,332
11,360
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(5) 214,677 24,175
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(5) 106,359 11,977
36,152
Total Materials 47,512
Total Convertible Preferred Stocks (Cost $284,361) 257,889
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.77% (4)(7) 28,495,708 28,496
Total Short-Term Investments (Cost $28,496) 28,496
Total Investments in Securities
100.2% of Net Assets
(Cost $6,357,172) $ 8,129,847
Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Affiliated Companies

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $246,211 and represents 3.0% of net assets.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at December 31, 2025, was $11,340 and was valued at $13,298
(0.2% of net assets).
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CHF Swiss Franc
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Flagship Communities REIT  $ 35 $ 6,023 $ 653
PAR Technology  1,944 (55,538)
Torchys Holdings   (258)
Torchys Holdings, Class A   (1,314)
TWFG  80 (1,238)
T. Rowe Price Government Reserve Fund,
3.77%   689
Totals $ 2,059# $ (52,325) $ 1,342+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Flagship Communities REIT  $ 15,192 $ 5,397 $ 145 $ 26,467
PAR Technology  * 44,502 2,110 74,698
Torchys Holdings  2,822   2,564
Torchys Holdings, Class A  14,370   13,056
TWFG  * 9,345 110 25,572
T. Rowe Price Government
Reserve Fund, 3.77% 56,752     28,496
Total $ 170,853^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,342 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $201,551.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,357,172) $ 8,129,847
Receivable for investment securities sold 35,901
Dividends and interest receivable 4,145
Receivable for shares sold 3,227
Due from affiliates 1,303
Foreign currency (cost $518) 517
Other assets 154
Total assets 8,175,094
Liabilities
Payable for shares redeemed 45,835
Payable for investment securities purchased 11,574
Investment management fees payable 5,186
Payable to directors 6
Other liabilities 624
Total liabilities 63,225
NET ASSETS $ 8,111,869

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,922,723
Paid-in capital applicable to 142,074,207 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,189,146
NET ASSETS $ 8,111,869
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,244,776; Shares outstanding: 39,420,082) $ 56.94
Advisor Class
(Net assets: $38,426; Shares outstanding: 689,685) $ 55.71
I Class
(Net assets: $3,419,029; Shares outstanding: 59,939,952) $ 57.04
Z Class
(Net assets: $2,409,638; Shares outstanding: 42,024,488) $ 57.34

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $676) $ 66,096
.
  Interest 191
Other 8
Total income 66,295
Expenses
Investment management 59,462
Shareholder servicing
Investor Class $ 3,887
Advisor Class 68
I Class 860 4,815
Rule 12b-1 fees
Advisor Class 97
Prospectus and shareholder reports
Investor Class 46
I Class 31
Z Class 3 80
Custody and accounting 426
Registration 100
Legal and audit 59
Directors 26
Miscellaneous 169
Waived / paid by Price Associates (18,207)
Total expenses 47,027
Net investment income 19,268

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities 809,807
Foreign currency transactions (81)
Net realized gain 809,726
Change in net unrealized gain / loss
Securities (156,929)
Other assets and liabilities denominated in foreign currencies 14
Change in net unrealized gain / loss (156,915)
Net realized and unrealized gain / loss 652,811
INCREASE IN NET ASSETS FROM OPERATIONS $ 672,079

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,268 $ 31,472
Net realized gain 809,726 1,964,656
Change in net unrealized gain / loss (156,915) (933,185)
Increase in net assets from operations 672,079 1,062,943
Distributions to shareholders
Net earnings
Investor Class (153,162) (345,084)
Advisor Class (2,615) (6,620)
I Class (230,457) (492,595)
Z Class (179,561) (448,668)
Decrease in net assets from distributions (565,795) (1,292,967)
Capital share transactions
*
Shares sold
Investor Class 132,762 181,172
Advisor Class 4,527 8,342
I Class 267,293 430,922
Z Class 48,949 126,730
Distributions reinvested
Investor Class 146,227 327,294
Advisor Class 2,613 6,601
I Class 210,765 450,683
Z Class 179,561 448,668
Shares redeemed
Investor Class (501,005) (678,914)
Advisor Class (15,924) (23,972)
I Class (547,240) (663,718)
Z Class (416,505) (1,352,998)
Decrease in net assets from capital share
transactions (487,977) (739,190)

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (381,693) (969,214)
Beginning of period 8,493,562 9,462,776
End of period $ 8,111,869 $ 8,493,562
*Share information (000s)
Shares sold
Investor Class 2,348 2,970
Advisor Class 81 139
I Class 4,698 7,117
Z Class 869 2,139
Distributions reinvested
Investor Class 2,492 5,529
Advisor Class 46 114
I Class 3,586 7,610
Z Class 3,041 7,551
Shares redeemed
Investor Class (8,828) (11,231)
Advisor Class (288) (411)
I Class (9,671) (10,960)
Z Class (7,208) (22,639)
Decrease in shares outstanding (8,834) (12,072)

T. ROWE PRICE Small-Cap Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Stock Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock Fund, Inc. (Investor Class), the Small-Cap Stock Fund Advisor Class (Advisor Class), the Small-Cap Stock
Fund I Class (I Class) and the Small-Cap Stock Fund Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Small-Cap Stock Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $25,135,000 of net gain on $63,718,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Stock Fund

Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $(4,267,000) for the year ended December 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,527,216 $ 278,709 $ 37,537 $ 7,843,462
Convertible Preferred Stocks 62,513  195,376 257,889
Short-Term Investments 28,496   28,496
Total $ 7,618,225 $ 278,709 $ 232,913 $ 8,129,847
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment
in Securities
Common
Stocks $ 45,386 $ 700 $ 13,543 $ (18,290) $  $ (3,802) $ 37,537
Convertible
Bonds 4,745 501  (5,246)
Convertible
Preferred
Stocks 177,746 (3,430) 50,233 (32,975) 3,802  195,376
Total $ 227,877 $ (2,229) $ 63,776 $ (56,511) $ 3,802 $ (3,802) $ 232,913

T. ROWE PRICE Small-Cap Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $6,338,430,000 and
$7,302,985,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Small-Cap Stock Fund

The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 19,208 $ 72,112
Long-term capital gain 546,587 1,220,855
Total distributions $ 565,795 $ 1,292,967
($000s)
Cost of investments $ 6,377,333
Unrealized appreciation $ 2,093,421
Unrealized depreciation (340,908)
Net unrealized appreciation (depreciation) $ 1,752,513

T. ROWE PRICE Small-Cap Stock Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed long-term capital gain $ 170,210
Net unrealized appreciation (depreciation) 1,752,513
Total distributable earnings (loss) $ 1,922,723

T. ROWE PRICE Small-Cap Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Small-Cap Stock Fund

be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $ $ $ $(18,207)

T. ROWE PRICE Small-Cap Stock Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $2,292,000 for T. Rowe Price Services,
Inc.; and $263,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $176,000 for shareholder servicing costs related to the college savings plans, of which $28,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 15% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price

T. ROWE PRICE Small-Cap Stock Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $192,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index

T. ROWE PRICE Small-Cap Stock Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap
Stock Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Stock Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the financial statements ).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund s distributions to shareholders included $697,892,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $58,454,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $50,250,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026